INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 7 - INCOME TAXES

The Company identified its federal and New York tax returns as its “major” tax jurisdictions. The Company is no longer subject to income tax income examinations by these tax authorities for taxable years ended December 31, 2020, and prior. The Company reviewed the prior New York state income tax filings and concluded that the prior year return will be amended to change the apportionment from zero to 100%. The Company believes its income tax filing positions and deductions will be sustained on audit, and it does not anticipate any adjustments that would result in a material change to its financial position. Therefore, no liabilities for uncertain tax positions have been recorded.

At December 31, 2024, the Company had approximately $68,200,000 and $51,800,000, respectively, of federal and state net operating losses that may be available to offset future taxable income. As a result of the Tax Cuts and Jobs Act of 2017 (the “Tax Act”), certain future carryforwards do not expire. At December 31, 2024, approximately $7,800,000 of federal net operating losses will expire from 2030 to 2038 and approximately $60,400,000 have no expiration but are subject to a utilization limit equal to 80% of current taxable income. The state net operating losses have a 20 year carryforward period and will begin to expire beginning 2035.

In accordance with Section 382 of the Internal Revenue Code, the usage of the Company’s net operating loss carryforwards are subject to annual limitations due to several greater than 50% ownership changes.

The Company has not performed a formal analysis for the year ended December 31, 2024, but it believes its ability to use such net operating losses and tax credit carryforwards in the future is subject to annual limitations due to change of control provisions under Sections 382 and 383 of the Internal Revenue Code, which will significantly impact its ability to realize these deferred tax assets.

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three-year period ended December 31, 2024. For the period ended December 31, 2024, the Company has recorded a full valuation allowance against the gross deferred tax asset balance as management believes that it is more likely than not that the results of operations will not generate sufficient taxable income to realize any of the deferred tax assets.

As of the date of this filing, the Company has not filed its 2024 federal and state corporate income tax returns. The Company expects to file these documents as soon as practicable.

The Company’s net deferred tax assets, liabilities and valuation allowance as of December 31, 2024 and 2023 are summarized as follows:

	December 31,
	2024	2023
Deferred Tax Assets:
Net operating loss carryforwards	$18,004,100	$14,311,000
Stock-based compensation	8,695,100	15,788,000
Research and development costs	2,694,200	1,676,000
Research and development credits	330,000	330,000
Right-of-use assets	-	25,000
Other	600	4,000
Total Deferred Tax Assets	29,724,000	32,134,000

Deferred Tax Liabilities:
Depreciation	(153,200)	(122,000)
Intangible assets	(41,700)	(47,000)
Lease liability	-	(39,000)
Other	(95,000)	(86,000)
Total Deferred Tax Liabilities	(289,900)	(294,000)

Net Deferred Tax Asset	29,434,100	31,840,000
Less: valuation allowance	$(29,434,100)	$(31,840,000)
Deferred Tax Asset, Net of Valuation Allowance	$-	$-
Change in valuation allowance	$2,405,900	$(4,064,000)

The income tax provision (benefit) as of December 31, 2024 and 2023 consists of the following:

	December 31,
	2024	2023

Federal:
Current	$-	$-
Deferred	3,567,000	(3,090,000)

State & Local:
Current	-	-
Deferred	(1,161,100)	(974,000)
	2,405,900	(4,064,000)
Change in valuation allowance	(2,405,900)	4,064,000
Income tax provision (benefit)	$-	$-

A reconciliation of the statutory federal income tax benefit to actual tax benefit for the years ended December 31, 2024 and 2023 is as follows:

	December 31,
	2024	2023

Federal statutory rate	21.0%	21.0%
State tax, net of valuation allowance	0.0%	1.7%
Permanent differences	1.0%	7.2%
Tax return to provision adjustment	0.4%	-0.2%
Change in federal valuation allowance	39.7%	-29.7%
Adjustment for stock-based compensation	-62.1%	-%
	0.0%	0.0%